Insurance and Reinsurance Contract Assets and Liabilities - Investment Income and Insurance Finance Income and Expense (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Investment return
Investment-related income	$ 19,072	$ 17,482
Net gains (losses) on financial assets at FVTPL	7,189	1,851
Unrealized gains (losses) on FVOCI assets	2,082	(1,213)
Impairment and recovery (loss) on financial assets	(106)	109
Investment expenses	(1,342)	(1,348)
Interest on required surplus	0	0
Total investment return	26,895	16,881
Portion recognized in income (expenses)	23,947	19,111
Portion recognized in OCI	2,948	(2,230)
Insurance finance income (expenses) from insurance contracts issued and effect of movement in exchange rates
Interest accreted to insurance contracts	(11,278)	(10,257)
Due to changes in interest rates and other financial assumptions	(3,576)	10,132
Changes in fair value of underlying items of direct participation contracts	(9,875)	(5,231)
Effects of risk mitigation option	1,199	1,755
Net foreign exchange income (expenses)	(147)	(2)
Hedge accounting offset from insurance contracts issued	149	(128)
Other	116	394
Total insurance finance income (expenses) from insurance contracts issued	(25,496)	(6,631)
Effects of movements in foreign exchange rates	156	(1,417)
Total insurance finance income (expenses) from insurance contracts issued and effect of movement in foreign exchange rates	(25,340)	(8,048)
Portion recognized in income (expenses), including effects of exchange rates	(22,681)	(16,219)
Portion recognized in OCI, including effects of exchange rates	(2,659)	8,171
Reinsurance finance income (expenses) from reinsurance contracts held and effect of movement in foreign exchange rates
Interest accreted to insurance contracts	2,370	2,135
Due to changes in interest rates and other financial assumptions	618	(3,882)
Effect of changes in non-performance risk of reinsurers	12	(57)
Other	(234)	(88)
Total reinsurance finance income (expenses) from reinsurance contracts held	2,766	(1,892)
Effect of movements in foreign exchange rates	(422)	243
Total reinsurance finance income (expenses) from reinsurance contracts held and effect of movement in foreign exchange rates	2,344	(1,649)
Portion recognized in income (expenses), including effects of foreign exchange rates	1,694	1,133
Portion recognized in OCI, including effects of exchange rates	650	(2,782)
Decrease (increase) in investment contract liabilities	(551)	(504)
Total net investment income (loss), insurance finance income (expenses) and reinsurance finance income (expenses)	3,348	6,680
Amounts recognized in income (expenses)	2,409	3,521
Amounts recognized in OCI	939	3,159
Cash flow hedges
Insurance finance income (expenses) from insurance contracts issued and effect of movement in exchange rates
Reclassification of derivative OCI to IFIE – cash flow hedges	9	52
Fair value hedges
Insurance finance income (expenses) from insurance contracts issued and effect of movement in exchange rates
Reclassification of derivative income (loss) changes to IFIE – fair value hedge	(2,093)	(3,346)
Insurance contracts issued
Investment return
Investment-related income	15,938	14,214
Net gains (losses) on financial assets at FVTPL	7,044	1,788
Unrealized gains (losses) on FVOCI assets	1,561	5,590
Impairment and recovery (loss) on financial assets	(80)	137
Investment expenses	(633)	(644)
Interest on required surplus	670	672
Total investment return	24,500	21,757
Portion recognized in income (expenses)	22,113	16,489
Portion recognized in OCI	2,387	5,268
Insurance finance income (expenses) from insurance contracts issued and effect of movement in exchange rates
Interest accreted to insurance contracts	(11,309)	(10,283)
Due to changes in interest rates and other financial assumptions	(3,596)	10,199
Changes in fair value of underlying items of direct participation contracts	(9,875)	(5,231)
Effects of risk mitigation option	1,199	1,755
Net foreign exchange income (expenses)	(147)	(2)
Hedge accounting offset from insurance contracts issued	149	(128)
Other	116	394
Total insurance finance income (expenses) from insurance contracts issued	(25,547)	(6,590)
Effects of movements in foreign exchange rates	156	(1,417)
Total insurance finance income (expenses) from insurance contracts issued and effect of movement in foreign exchange rates	(25,391)	(8,007)
Portion recognized in income (expenses), including effects of exchange rates	(22,710)	(16,252)
Portion recognized in OCI, including effects of exchange rates	(2,681)	8,245
Reinsurance finance income (expenses) from reinsurance contracts held and effect of movement in foreign exchange rates
Interest accreted to insurance contracts	2,370	2,135
Due to changes in interest rates and other financial assumptions	620	(3,886)
Effect of changes in non-performance risk of reinsurers	12	(57)
Other	(234)	(88)
Total reinsurance finance income (expenses) from reinsurance contracts held	2,768	(1,896)
Effect of movements in foreign exchange rates	(422)	243
Total reinsurance finance income (expenses) from reinsurance contracts held and effect of movement in foreign exchange rates	2,346	(1,653)
Portion recognized in income (expenses), including effects of foreign exchange rates	1,694	1,133
Portion recognized in OCI, including effects of exchange rates	652	(2,786)
Decrease (increase) in investment contract liabilities	(2)	(6)
Total net investment income (loss), insurance finance income (expenses) and reinsurance finance income (expenses)	1,453	12,091
Amounts recognized in income (expenses)	1,095	1,364
Amounts recognized in OCI	358	10,727
Insurance contracts issued | Cash flow hedges
Insurance finance income (expenses) from insurance contracts issued and effect of movement in exchange rates
Reclassification of derivative OCI to IFIE – cash flow hedges	9	52
Insurance contracts issued | Fair value hedges
Insurance finance income (expenses) from insurance contracts issued and effect of movement in exchange rates
Reclassification of derivative income (loss) changes to IFIE – fair value hedge	(2,093)	(3,346)
Non-insurance
Investment return
Investment-related income	3,134	3,268
Net gains (losses) on financial assets at FVTPL	145	63
Unrealized gains (losses) on FVOCI assets	521	(6,803)
Impairment and recovery (loss) on financial assets	(26)	(28)
Investment expenses	(709)	(704)
Interest on required surplus	(670)	(672)
Total investment return	2,395	(4,876)
Portion recognized in income (expenses)	1,834	2,622
Portion recognized in OCI	561	(7,498)
Insurance finance income (expenses) from insurance contracts issued and effect of movement in exchange rates
Interest accreted to insurance contracts	31	26
Due to changes in interest rates and other financial assumptions	20	(67)
Changes in fair value of underlying items of direct participation contracts	0	0
Effects of risk mitigation option	0	0
Net foreign exchange income (expenses)	0	0
Hedge accounting offset from insurance contracts issued	0	0
Other	0	0
Total insurance finance income (expenses) from insurance contracts issued	51	(41)
Effects of movements in foreign exchange rates	0	0
Total insurance finance income (expenses) from insurance contracts issued and effect of movement in foreign exchange rates	51	(41)
Portion recognized in income (expenses), including effects of exchange rates	29	33
Portion recognized in OCI, including effects of exchange rates	22	(74)
Reinsurance finance income (expenses) from reinsurance contracts held and effect of movement in foreign exchange rates
Interest accreted to insurance contracts	0	0
Due to changes in interest rates and other financial assumptions	(2)	4
Effect of changes in non-performance risk of reinsurers	0	0
Other	0	0
Total reinsurance finance income (expenses) from reinsurance contracts held	(2)	4
Effect of movements in foreign exchange rates	0	0
Total reinsurance finance income (expenses) from reinsurance contracts held and effect of movement in foreign exchange rates	(2)	4
Portion recognized in income (expenses), including effects of foreign exchange rates	0	0
Portion recognized in OCI, including effects of exchange rates	(2)	4
Decrease (increase) in investment contract liabilities	(549)	(498)
Total net investment income (loss), insurance finance income (expenses) and reinsurance finance income (expenses)	1,895	(5,411)
Amounts recognized in income (expenses)	1,314	2,157
Amounts recognized in OCI	581	(7,568)
Non-insurance | Cash flow hedges
Insurance finance income (expenses) from insurance contracts issued and effect of movement in exchange rates
Reclassification of derivative OCI to IFIE – cash flow hedges	0	0
Non-insurance | Fair value hedges
Insurance finance income (expenses) from insurance contracts issued and effect of movement in exchange rates
Reclassification of derivative income (loss) changes to IFIE – fair value hedge	0	0
Asia
Insurance finance income (expenses) from insurance contracts issued and effect of movement in exchange rates
Portion recognized in income (expenses), including effects of exchange rates	(9,459)	(7,334)
Asia | Insurance contracts issued
Investment return
Total investment return	11,530	8,795
Portion recognized in income (expenses)	11,551	7,994
Portion recognized in OCI	(21)	801
Insurance finance income (expenses) from insurance contracts issued and effect of movement in exchange rates
Total insurance finance income (expenses) from insurance contracts issued and effect of movement in foreign exchange rates	(9,626)	(8,311)
Portion recognized in income (expenses), including effects of exchange rates	(9,458)	(7,334)
Portion recognized in OCI, including effects of exchange rates	(168)	(977)
Reinsurance finance income (expenses) from reinsurance contracts held and effect of movement in foreign exchange rates
Total reinsurance finance income (expenses) from reinsurance contracts held and effect of movement in foreign exchange rates	(409)	436
Portion recognized in income (expenses), including effects of foreign exchange rates	(104)	604
Portion recognized in OCI, including effects of exchange rates	(305)	(168)
Canada
Insurance finance income (expenses) from insurance contracts issued and effect of movement in exchange rates
Portion recognized in income (expenses), including effects of exchange rates	(4,355)	(3,650)
Canada | Insurance contracts issued
Investment return
Total investment return	4,164	9,405
Portion recognized in income (expenses)	4,216	3,529
Portion recognized in OCI	(52)	5,876
Insurance finance income (expenses) from insurance contracts issued and effect of movement in exchange rates
Total insurance finance income (expenses) from insurance contracts issued and effect of movement in foreign exchange rates	(3,345)	(3,177)
Portion recognized in income (expenses), including effects of exchange rates	(4,354)	(3,650)
Portion recognized in OCI, including effects of exchange rates	1,009	473
Reinsurance finance income (expenses) from reinsurance contracts held and effect of movement in foreign exchange rates
Total reinsurance finance income (expenses) from reinsurance contracts held and effect of movement in foreign exchange rates	(212)	406
Portion recognized in income (expenses), including effects of foreign exchange rates	251	347
Portion recognized in OCI, including effects of exchange rates	(463)	59
U.S.
Insurance finance income (expenses) from insurance contracts issued and effect of movement in exchange rates
Portion recognized in income (expenses), including effects of exchange rates	(8,895)	(5,278)
U.S. | Insurance contracts issued
Investment return
Total investment return	8,780	3,532
Portion recognized in income (expenses)	6,319	4,943
Portion recognized in OCI	2,461	(1,411)
Insurance finance income (expenses) from insurance contracts issued and effect of movement in exchange rates
Total insurance finance income (expenses) from insurance contracts issued and effect of movement in foreign exchange rates	(12,416)	3,471
Portion recognized in income (expenses), including effects of exchange rates	(8,894)	(5,278)
Portion recognized in OCI, including effects of exchange rates	(3,522)	8,749
Reinsurance finance income (expenses) from reinsurance contracts held and effect of movement in foreign exchange rates
Total reinsurance finance income (expenses) from reinsurance contracts held and effect of movement in foreign exchange rates	2,962	(2,492)
Portion recognized in income (expenses), including effects of foreign exchange rates	1,542	185
Portion recognized in OCI, including effects of exchange rates	1,420	(2,677)
Corporate and Other
Insurance finance income (expenses) from insurance contracts issued and effect of movement in exchange rates
Portion recognized in income (expenses), including effects of exchange rates	26	43
Corporate and Other | Insurance contracts issued
Investment return
Total investment return	26	25
Portion recognized in income (expenses)	27	23
Portion recognized in OCI	(1)	2
Insurance finance income (expenses) from insurance contracts issued and effect of movement in exchange rates
Total insurance finance income (expenses) from insurance contracts issued and effect of movement in foreign exchange rates	(4)	10
Portion recognized in income (expenses), including effects of exchange rates	(4)	10
Portion recognized in OCI, including effects of exchange rates	0	0
Reinsurance finance income (expenses) from reinsurance contracts held and effect of movement in foreign exchange rates
Total reinsurance finance income (expenses) from reinsurance contracts held and effect of movement in foreign exchange rates	5	(3)
Portion recognized in income (expenses), including effects of foreign exchange rates	5	(3)
Portion recognized in OCI, including effects of exchange rates	0	0
Corporate and Other | Non-insurance
Investment return
Total investment return	2,395	(4,876)
Portion recognized in income (expenses)	1,834	2,622
Portion recognized in OCI	561	(7,498)
Insurance finance income (expenses) from insurance contracts issued and effect of movement in exchange rates
Total insurance finance income (expenses) from insurance contracts issued and effect of movement in foreign exchange rates	51	(41)
Portion recognized in income (expenses), including effects of exchange rates	29	33
Portion recognized in OCI, including effects of exchange rates	22	(74)
Reinsurance finance income (expenses) from reinsurance contracts held and effect of movement in foreign exchange rates
Total reinsurance finance income (expenses) from reinsurance contracts held and effect of movement in foreign exchange rates	(2)	4
Portion recognized in income (expenses), including effects of foreign exchange rates	0	0
Portion recognized in OCI, including effects of exchange rates	$ (2)	$ 4